Share-based compensation - Disclosure of Movements in the Number of Share Options (Details)	6 Months Ended
Jun. 30, 2026 shares SFr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CHF per share) | SFr / shares	SFr 0.10
PSUs and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance outstanding at beginning of period (in shares)	3,423,001
Granted (in shares)	1,895,303
(Performance adjustment) (in shares)	(395,261)
(Forfeited) (in shares)	(123,951)
(Expired) (in shares)	0
(Exercised grants), vested (in shares)	(993,696)
Balance outstanding at end of period (in shares)	3,805,396